Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Investments [Abstract]
Schedule of short-term investment
	December 31, 2021	December 31, 2020

Wealth management products, cost	$10,034,523	$4,597,701
Structured deposits	29,815,146	-
Add: Accrued interest receivable	816,948	83,142
Total short-term investments	$40,666,617	$4,680,843